Staff Costs (Tables)	12 Months Ended
Dec. 31, 2020
Staff Costs [Line Items]
Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory	The average number of staff employed under contracts of service were:
	2020	2019	2018
	(number)
Research and development activities	24	23	18
Administrative activities	6	5	4
	30	28	22

Summary of Directors’ Remuneration and Other Benefits	Directors’ remuneration & other benefits
	2020	2019	2018
	(in thousands)
	£	£	£
Directors’ remuneration	1,167	1,222	1,143
Pension and other benefits	61	52	51
	1,228	1,274	1,194

Highest Paid Director [member]
Staff Costs [Line Items]
Summary of Directors’ Remuneration and Other Benefits

The above amounts for remuneration include the following in respect of the highest paid director:

	2020	2019	2018
	(in thousands)
	£	£	£
Directors’ remuneration	861	780	739
Pension and other benefits	59	48	47
	920	828	786

Research and Development Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in research and development expenses:

	2020	2019	2018
	(in thousands)
	£	£	£
Wages and salaries	3,492	3,304	2,761
Social security costs	430	395	314
Pension costs	189	140	139
Share-based payments	2,412	1,878	835
	6,523	5,717	4,049

Administrative Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in administrative expenses:

	2020	2019	2018
	(in thousands)
	£	£	£
Wages and salaries	1,387	1,190	790
Social security costs	135	115	75
Pension costs	47	37	37
Share-based payments	1,893	1,348	960
	3,462	2,690	1,862

Total employee benefit expense	9,985	8,407	5,911